Income tax - Summary of Income Taxes Are Recognized In Profit Or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current tax expense (excluding withholding tax expense)	$ 96.0	$ 75.0		$ 47.0
Current year	85.0	76.0		47.0
Global minimum top-up tax	6.3	0.8		0.0
Changes in estimates related to prior years	5.0	(2.0)		0.0
Deferred tax expense (income)	23.0	(5.0)		(19.0)
Origination and reversal of temporary differences	20.0	(9.0)		(15.0)
Changes in estimates related to prior years	3.0	2.0		(1.0)
Write-down of deferred tax asset	0.0	5.0		0.0
Release of deferred tax arising on business combinations	0.0	(3.0)		(3.0)
Withholding Tax Expense	19.0	11.0		0.0
Dividends	8.0	11.0		0.0
Brand license fees	11.0	0.0		0.0
Total tax expense (income)	$ 138.0	$ 81.0	[1]	$ 28.0	[1]

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.